Business Combination (Details) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended
		May 31, 2024	Sep. 30, 2025	Sep. 30, 2025
Business Combination [Line Items]
Cash consideration				$ 9,160
Payments of completion development		$ 1,500
Comprehensive loss			$ 1,737	4,158
Operations and comprehensive loss			514	(220)
Amortization of tangible and intangible assets			294	$ 882
Amortized over a period				5 years 7 months 6 days
Goodwill	[1]		$ 1,847	$ 1,847
WACC [Member]
Business Combination [Line Items]
Discount rate, percentage			25.30%	25.30%
Core Technology [Member]
Business Combination [Line Items]
Amortized over a period				5 years 7 months 6 days
Amortized discount rate, percentage				25.30%
Acroname [Member]
Business Combination [Line Items]
Operations and comprehensive loss			$ 422	$ 1,619
Acroname Inc. [Member]
Business Combination [Line Items]
Percentage of acquire equity		100.00%
Cash consideration		$ 9,100
Amount consideration		1,300
Earnout payments		$ 7,200

[1]	Goodwill is primarily related to the workforce, expected synergies such as potential cost savings in operations as a result of the business combination as well as potential future development of the mutual development projects. The goodwill is deductible for tax purposes. All of the $1,847 thousand of goodwill was assigned to Cross Industry business (“CIB”) segment.